EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial (gain) loss	$ (149)	$ 103	$ 101
Amortization of actuarial loss	(35)	(21)	(16)
Current year prior service (credits) cost		(26)
Amortization of prior service cost (credits)	7	6	4
Total recognized in other comprehensive (income) loss	(177)	62	89
Net periodic benefit cost	49	35	32
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(128)	97	121
Projected benefit obligation:
Discount rate (as a percent)	5.13%	4.18%	5.30%
Rate of compensation increase (as a percent)	4.17%	4.19%	3.88%
Net periodic pension cost:
Discount rate (as a percent)	4.18%	5.30%	5.70%
Rate of compensation increase (as a percent)	4.19%	3.88%	3.88%
Expected return on plan assets (as a percent)	7.75%	8.00%	8.19%
Non-U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial (gain) loss	(39)	272	182
Amortization of actuarial loss	(49)	(28)	(21)
Current year prior service (credits) cost	1		(2)
Amortization of prior service cost (credits)	(1)	1	2
Curtailment effects			(38)
Settlements	(12)	(13)
Total recognized in other comprehensive (income) loss	(100)	232	123
Net periodic benefit cost	75	41	41
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(25)	273	164
Projected benefit obligation:
Discount rate (as a percent)	3.62%	3.38%	4.39%
Rate of compensation increase (as a percent)	3.37%	3.34%	3.44%
Net periodic pension cost:
Discount rate (as a percent)	3.38%	4.39%	4.69%
Rate of compensation increase (as a percent)	3.34%	3.44%	3.38%
Expected return on plan assets (as a percent)	5.75%	6.52%	6.62%
U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial (gain) loss	(8)	9	1
Amortization of actuarial loss	(2)	(2)	(2)
Current year prior service (credits) cost	(22)
Amortization of prior service cost (credits)	2	3	3
Total recognized in other comprehensive (income) loss	(30)	10	2
Net periodic benefit cost	9	10	9
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(21)	20	11
Projected benefit obligation:
Discount rate (as a percent)	4.79%	3.89%	5.09%
Net periodic pension cost:
Discount rate (as a percent)	3.89%	5.09%	5.46%
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial (gain) loss	(1)
Total recognized in other comprehensive (income) loss	(1)
Net periodic benefit cost		1	1
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ (1)	$ 1	$ 1
Projected benefit obligation:
Discount rate (as a percent)	6.49%	5.79%	6.09%
Net periodic pension cost:
Discount rate (as a percent)	5.79%	6.09%	6.69%